Exceptional Items - Summary of Exceptional Items Related to the Samarco Dam Failure (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure	$ (13,695)	$ (13,697)	$ (27,527)
Loss from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(70)	(87)	(429)
Net finance costs	(533)	(658)	(1,245)
Loss before taxation	(210)	(210)	(650)
Samarco dam failure [member]
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure	(33)	(29)	(57)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure	(47)	(50)	(80)
Samarco dam failure provision	(70)	(87)	(429)
Net finance costs	(60)	(44)	(84)
Loss before taxation	$ (210)	$ (210)	$ (650)